OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nonrelated party
OTHER CURRENT LIABILITIES
Royalty payable - ONRR	$ 55,225	$ 27,896	$ 45,059
Installment agreement - ONRR	6,485	19,681
Total other current liabilities	61,710	47,577	45,059
Related party
OTHER CURRENT LIABILITIES
Total other current liabilities	$ 15,539	$ 1,354	$ 886,113